Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental and Lease Commitments

Future minimal rental and lease commitments under non-cancelable operating leases with terms in excess of one year as of March 31, 2022, are as follows:

Amount
Fiscal year ending December 31:
2022 (excluding the three months ended March 31, 2022)	90,000
2023	120,000
2024	120,000
2025	120,000
2026	120,000
Thereafter	330,000
Total minimum lease payments	$900,000

Future minimal rental and lease commitments under non-cancelable operating leases with terms in excess of one year as of December 31, 2021, are as follows:

Amount
Fiscal year ending December 31:
2022	120,000
2023	120,000
2024	120,000
2025	120,000
Thereafter	450,000
Total minimum lease payments	$930,000